Equity - Additional Information (Details) $ in Thousands, $ in Millions	1 Months Ended		9 Months Ended
	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 AUD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares | $			$ 45,065	$ 209
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants (in shares) | shares		15,027,327
Warrant exercise price per share (in australian dollar per shares)		$ 2.88
Warrant exercise term	7 years	7 years
Share price, minimum consecutive day		45 days
Warrants | Bottom of Range
Disclosure Of Classes Of Share Capital [Line Items]
Share price for right exercise of the warrants (in australian dollar per shares)	4.32	4.32
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares	$ 110,000	$ 138.0
Fully-paid ordinary shares (in shares) | shares		60,109,290
Exercise price (in australian dollars per share)		$ 2.30			$ 0.75
Conversion ratio of warrants		0.25